19. SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	[1]
Revenue:
EPD	$ 5,409,175		$ 10,546,716
CPD	1,398,839		4,625,801
Total	6,808,014		15,172,517
Segment operating income (loss):
EPD	1,432,148		2,200,996
CPD	308,054		(1,161,828)
Total	1,740,202		1,039,168
Interest expense	(424,187)	$ (613,651)	(1,273,166)	$ (3,768,727)	$ (4,241,841)	$ (3,559,532)
Other income, net	4,856,563		9,804,302
Income before income taxes	$ 6,172,578		$ 9,575,304

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.